Long-term debt (Table) (Details) - USD ($) $ in Thousands	Jun. 30, 2026	Dec. 31, 2025
Debt Disclosure [Abstract]
Loans	$ 1,976,571	$ 1,788,115
Less: Deferred finance costs, net	(10,795)	(8,059)
Total long-term debt	1,965,776	1,780,056
Less: Current portion of debt	(244,004)	(295,490)
Add: Deferred finance costs, current portion	2,681	2,797
Long-term debt, net of current portion and deferred finance costs	$ 1,724,453	$ 1,487,363